ORGANIZATION AND BUSINESS BACKGROUND (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND ASSOCIATES

As of June 30, 2025, details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities

Meiwu Technology Company Limited (“Meiwu” or the “Company”, formerly known as Wunong Net Technology Company Limited)	December 4, 2018	British Virgin Islands	Parent	Holding Company

Shenzhen Vande Technology Co., Limited (“Vande”)	April 6, 2017	Hong Kong	100	Holding Company

Mahaotiaodong Information Technology Company Limited (“Mahao BVI”)	December 29, 2021	British Virgin Islands	100	Holding Company

Xiamen Chunshang Health Technology Co., Ltd (“Xiamen Chunshang”)	September 3, 2024	Xiamen, China	100% owned by Vande	Skin care products selling and skin care training services

Guangzhou Tianhe District Chunran Health Consulting Co., Ltd (“Chunran Guangzhou”)	March 6,2025	Guangzhou,China	100% owned by Xiamen Chunshang	Skin care products selling and skin care training services

Guo Gang Tong Trade (Shenzhen) Co., Ltd (“WFOE”)	December 28, 2018	Shenzhen, China	100% owned by Vande	Holding Company

DELIMOND Limited (“DELIMOND”)	January 3, 2019	Hong Kong	100% owned by Mahao BVI	Holding Company

Code Beating (Xiamen) Technology Company Limited (“Code Beating”)	May 21, 2020	Xiamen, China	100% owned by DELIMOND	Short messages service

As of December 31, 2024, details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities

Meiwu Technology Company Limited (“Meiwu” or the “Company”, formerly known as Wunong Net Technology Company Limited)	December 4, 2018	British Virgin Islands	Parent	Holding Company

Shenzhen Vande Technology Co., Limited (“Vande”)	April 6, 2017	Hong Kong	100	Holding Company

Mahaotiaodong Information Technology Company Limited (“Mahao BVI”)	December 29, 2021	British Virgin Islands	100	Holding Company

Xiamen Chunshang Health Technology Co., Ltd (“Xiamen Chunshang”)	September 3, 2024	Xiamen, China	100% owned by Vande	Holding Company

Guo Gang Tong Trade (Shenzhen) Co., Ltd (“WFOE”)	December 28, 2018	Shenzhen, China	100% owned by Vande	Holding Company

DELIMOND Limited (“DELIMOND”)	January 3, 2019	Hong Kong	100% owned by Mahao BVI	Holding Company

Code Beating (Xiamen) Technology Company Limited (“Code Beating”)	May 21, 2020	Xiamen, China	100% owned by DELIMOND	Short messages service

Xiamen Chunshang Health Technology Co., Ltd (“Xiamen Chunshang”)	September 3, 2024	Xiamen, China	100% owned by Vande	Skin care products Selling